INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of joint ventures [abstract]
Schedule of NPI Summarized Financial Information
NPI has been included in the consolidated financial statements using the equity method (see Note 1).

	As of December 31,
	2022	2021
	U.S. dollars (in thousands)

Current assets	25,812	23,303
Non-current assets	1,278	1,501
Current liabilities	(26,644)	(24,075)
Non-current liabilities	(2,132)	(2,839)
Net assets (liabilities) (100%)	(1,686)	(2,110)
Net assets (liabilities) (50%)	(843)	(1,055)
Adjustments	304	225
Company share of Joint Venture net liabilities	(539)	(830)

Summarized financial information:

	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Revenues	84,533	64,032	18,032
Distribution expenses	49,093	44,970	16,116
Selling, general and marketing expenses	1,044	993	776
Depreciation	340	385	405
Net and total profit (100%)	34,056	17,684	735
Net and total profit (50%)	17,028	8,842	367
Adjustments	4,557	3,604	1,026
Share in profits of NPI	21,585	12,446	1,393
Distribution from NPI	21,294	12,251	3,021

Schedule Of Joint Operation Revenues Operating Expenses
	For the year ended December 31,
	2022	2021	2020
	U.S. dollars (in thousands)

Revenues (100%)	40,606	42,491	49,779
Total operating expenses (100%)	(24,342)	(26,047)	(22,021)